LONG TERM DEBT - BDC Term Loan (Detail Textuals 1)	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 BDC term loan	Jun. 04, 2012 Apex BDC term loan Term credit facility CAD	Dec. 31, 2012 Apex BDC term loan Term credit facility USD ($)	Jun. 04, 2012 Apex BDC term loan Term credit facility USD ($)
Debt Instrument [Line Items]
Aggregate amount of credit facility				1,700,000		$ 1,632,000
Interest rate						12.00%
Debt instrument interest extention period				1 year
Line of credit facility extension fee percentage				2.00%
Line of credit facility additional periodic interest payment				20,000
Percentage of Apex's free cash flow for mandatory repayments of term loan				50.00%
Maximum annual cash flow sweep				425,000
Estimated amount of term loan under mandatory repayments					0
Financing costs paid	$ 270,000	$ 109,000			$ 70,000
Terms of the BDC loan agreement, description			The terms of the BDC loan agreement also provide for a fee to BDC in the event of the occurrence of any of the following:(a) if 50% or more of any company comprising Apex or the Company (consolidated assets or shares) is sold or merged with an unrelated entity; or (b) if there is a change of control of Apex and/or the Company prior to the Maturity Date or any extended maturity date of the BDC Tern Loan,